UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2015. The schedules have not been audited.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (29.3%)
Auto Components (9.2%)
Brembo S.p.A.	2,000	$70,340
Dana Holding Corp.	2,000	41,740
Federal-Mogul Holdings Corp.*	3,300	44,649
Superior Industries International, Inc.	500	9,125
TRW Automotive Holdings Corp.*	800	82,536

		248,390

Diversified Consumer Services (3.7%)
Graham Holdings Co., Class B	100	93,532
H&R Block, Inc.	200	6,856

		100,388

Hotels, Restaurants & Leisure (5.7%)
Biglari Holdings, Inc.*	200	82,794
Cheesecake Factory, Inc.	700	36,757
International Game Technology	2,000	33,840

		153,391

Household Durables (2.1%)
Hunter Douglas N.V.	1,400	56,579

Media (4.8%)
AMC Networks, Inc., Class A*	200	13,340
Cablevision Systems Corp. - New York Group, Class A	1,500	28,380
Clear Channel Outdoor Holdings, Inc., Class A	1,000	9,050
Interpublic Group of Cos., Inc.	1,500	29,910
Madison Square Garden Co., Class A*	300	22,725
Meredith Corp.	200	10,412
Salem Communications Corp., Class A	2,000	13,940

		127,757

Multiline Retail (0.5%)
J.C. Penney Co., Inc.*	2,000	14,540

Specialty Retail (3.3%)
Aaron’s, Inc.	800	25,328
CST Brands, Inc.	500	21,550
Pep Boys-Manny, Moe & Jack*	5,000	42,150

		89,028

Total Consumer Discretionary		790,073

Consumer Staples (6.7%)
Beverages (1.1%)
Cott Corp.	2,000	15,200
Davide Campari-Milano S.p.A.	2,000	13,515

		28,715

Food & Staples Retailing (1.6%)
Ingles Markets, Inc., Class A	1,000	42,650

Food Products (2.1%)
Maple Leaf Foods, Inc.	2,600	41,700
Snyder’s-Lance, Inc.	500	14,545

		56,245

Household Products (0.9%)
Energizer Holdings, Inc.	200	25,602

Personal Products (1.0%)
Avon Products, Inc.	3,000	23,220
Coty, Inc., Class A*	200	3,804

		27,024

Total Consumer Staples		180,236

Energy (2.5%)
Energy Equipment & Services (2.5%)
Cameron International Corp.*	600	26,868
Dresser-Rand Group, Inc.*	500	40,040

Total Energy		66,908

Financials (7.4%)
Banks (1.1%)
Flushing Financial Corp.	1,600	28,960

Capital Markets (1.3%)
Cohen & Steers, Inc.	200	8,416
Janus Capital Group, Inc.	1,500	26,310

		34,726

Insurance (2.4%)
Protective Life Corp.	800	55,960
W. R. Berkley Corp.	200	9,798

		65,758

Real Estate Investment Trusts (REITs) (2.6%)
Ryman Hospitality Properties, Inc. (REIT)	1,300	71,370

Total Financials		200,814

Health Care (1.8%)
Health Care Providers & Services (0.6%)
BioScrip, Inc.*	1,000	5,750
Patterson Cos., Inc.	200	10,018

		15,768

Pharmaceuticals (1.2%)
Hospira, Inc.*	500	31,715

Total Health Care		47,483

Industrials (16.1%)
Aerospace & Defense (1.5%)
B/E Aerospace, Inc.*	500	29,165
Textron, Inc.	300	12,768

		41,933

Building Products (0.4%)
Vicwest, Inc.	1,000	9,845

Commercial Services & Supplies (0.4%)
Brink’s Co.	500	11,205

Construction & Engineering (0.3%)
Layne Christensen Co.*	1,000	8,090

Machinery (8.2%)
Federal Signal Corp.	1,500	22,905
Graco, Inc.	200	14,248
ITT Corp.	500	17,905
Mueller Industries, Inc.	1,000	31,390
Mueller Water Products, Inc., Class A	2,500	25,575
Navistar International Corp.*	2,000	58,840
Twin Disc, Inc.	1,000	16,100
Xylem, Inc.	1,000	34,100

		221,063

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.9%)
Hertz Global Holdings, Inc.*	2,500	$51,300

Trading Companies & Distributors (3.4%)
GATX Corp.	400	22,860
Kaman Corp.	1,800	68,436

		91,296

Total Industrials		434,732

Information Technology (6.5%)
Communications Equipment (1.0%)
EchoStar Corp., Class A*	500	26,085

Internet Software & Services (1.1%)
Gogo, Inc.*	1,400	20,349
Internap Corp.*	1,000	8,420

		28,769

IT Services (2.7%)
Sapient Corp.*	3,000	74,580

Technology Hardware, Storage & Peripherals (1.7%)
Diebold, Inc.	1,500	46,800

Total Information Technology		176,234

Materials (10.5%)
Chemicals (8.5%)
Chemtura Corp.*	2,400	52,296
Chr Hansen Holding A/S	1,200	49,890
Hawkins, Inc.	1,000	38,510
International Flavors & Fragrances, Inc.	300	31,833
Tredegar Corp.	1,000	21,390
Zep, Inc.	2,200	35,244

		229,163

Containers & Packaging (1.5%)
Myers Industries, Inc.	2,400	39,960

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.	700	12,740

Total Materials		281,863

Telecommunication Services (7.2%)
Diversified Telecommunication Services (3.5%)
Cable & Wireless Communications plc	10,000	7,522
Jazztel plc*	6,000	85,080

		92,602

Wireless Telecommunication Services (3.7%)
Millicom International Cellular S.A.	500	31,910
Millicom International Cellular S.A. (SDR)	800	50,963
U.S. Cellular Corp.	500	17,395

		100,268

Total Telecommunication Services		192,870

Utilities (2.7%)
Electric Utilities (1.5%)
El Paso Electric Co.	200	8,012
Hawaiian Electric Industries, Inc.	1,000	34,300

		42,312

Gas Utilities (1.2%)
National Fuel Gas Co.	500	31,715

Total Utilities		74,027

Total Investments (90.7%) (Cost $2,475,264)		2,445,240
Other Assets Less Liabilities (9.3%)		250,158

Net Assets (100%)		$2,695,398

*	Non-income producing.

Glossary:

SDR — Swedish Certification

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Canada	2.5%
Denmark	1.8
Italy	3.1
Luxembourg	3.1
Netherlands	2.1
United Kingdom	3.4
United States	74.7
Cash and Other	9.3

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$663,154	$126,919	$—	$790,073
Consumer Staples	166,721	13,515	—	180,236
Energy	66,908	—	—	66,908
Financials	200,814	—	—	200,814
Health Care	47,483	—	—	47,483
Industrials	434,732	—	—	434,732
Information Technology	176,234	—	—	176,234
Materials	231,973	49,890	—	281,863
Telecommunication Services	49,305	143,565	—	192,870
Utilities	74,027	—	—	74,027

Total Assets	$2,111,351	$333,889	$—	$2,445,240

Total Liabilities	$—	$—	$—	$—

Total	$2,111,351	$333,889	$—	$2,445,240

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2015.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

Investment security transactions for the three months ended January 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,793,622
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$321,222

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,151
Aggregate gross unrealized depreciation	(125,175)

Net unrealized depreciation	$(30,024)

Federal income tax cost of investments	$2,475,264

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.2%)
Consumer Discretionary (15.1%)
Auto Components (0.7%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$200,000	$209,500

Diversified Consumer Services (0.4%)
ServiceMaster Co. LLC
7.450%, 8/15/27	120,000	117,000

Hotels, Restaurants & Leisure (2.3%)
MGM Resorts International
11.375%, 3/1/18	235,000	280,238
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	90,000	96,075
7.500%, 10/15/27	80,000	91,650
Viking Cruises Ltd.
8.500%, 10/15/22§	195,000	214,987

		682,950

Household Durables (1.8%)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
6.125%, 7/1/22§	145,000	147,175
K Hovnanian Enterprises, Inc.
8.000%, 11/1/19§	105,000	95,550
RSI Home Products, Inc.
6.875%, 3/1/18§	180,000	186,084
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	115,000	106,950

		535,759

Internet & Catalog Retail (1.1%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	365,000	305,687

Media (6.6%)
Altice S.A.
7.625%, 2/15/25(b)§	200,000	200,000
AMC Entertainment, Inc.
9.750%, 12/1/20	195,000	212,794
Cablevision Systems Corp.
7.750%, 4/15/18	80,000	87,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	125,000	122,500
CSC Holdings LLC
5.250%, 6/1/24§	145,000	145,000
DISH DBS Corp.
5.875%, 11/15/24§	155,000	155,682
Gray Television, Inc.
7.500%, 10/1/20	140,000	143,850
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	300,000	302,625
Interactive Data Corp.
5.875%, 4/15/19§	90,000	89,775
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	95,000	105,213
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	235,000	230,887
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	85,000	88,506
6.125%, 2/15/22(b)§	42,000	42,105

		1,926,737

Multiline Retail (0.5%)
99 Cents Only Stores
11.000%, 12/15/19	150,000	157,500

Specialty Retail (1.7%)
Hot Topic, Inc.
9.250%, 6/15/21§	110,000	118,525
New Academy Finance Co. LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§	190,000	186,556
Party City Holdings, Inc.
8.875%, 8/1/20	42,000	45,203
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19	135,000	137,025

		487,309

Total Consumer Discretionary		4,422,442

Consumer Staples (4.5%)
Beverages (0.9%)
Constellation Brands, Inc.
4.750%, 11/15/24	90,000	93,488
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	180,000	178,200

		271,688

Food & Staples Retailing (2.2%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	80,000	67,800
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	240,000	243,600
Rite Aid Corp.
9.250%, 3/15/20	100,000	109,750
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	90,000	91,800
U.S. Foods, Inc.
8.500%, 6/30/19	115,000	120,899

		633,849

Food Products (0.9%)
JBS Finance II Ltd.
8.250%, 1/29/18§	155,000	160,813
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	85,000	89,494

		250,307

Household Products (0.5%)
Sun Products Corp.
7.750%, 3/15/21§	170,000	148,750

Total Consumer Staples		1,304,594

Energy (13.1%)
Oil, Gas & Consumable Fuels (13.1%)
Antero Resources Finance Corp.
6.000%, 12/1/20	130,000	128,050
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	95,000	76,712
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	155,000	153,450
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	95,000	93,575
7.625%, 1/15/22	90,000	81,900
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	85,000	85,128
7.500%, 9/15/20§	90,000	87,300

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Chaparral Energy, Inc.
9.875%, 10/1/20	$115,000	$67,275
Chesapeake Energy Corp.
5.750%, 3/15/23	60,000	62,100
Concho Resources, Inc.
7.000%, 1/15/21	120,000	126,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	150,000	141,000
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	38,000	38,190
Genesis Energy LP
5.625%, 6/15/24	125,000	112,031
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	180,000	170,550
Halcon Resources Corp.
9.750%, 7/15/20	185,000	122,100
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	170,000	173,451
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	240,000	181,800
Magnum Hunter Resources Corp.
9.750%, 5/15/20	105,000	77,175
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	5,000	4,488
Oasis Petroleum, Inc.
6.875%, 3/15/22	135,000	124,956
Penn Virginia Corp.
8.500%, 5/1/20	203,000	170,520
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	205,000	223,963
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	120,000	115,800
Sanchez Energy Corp.
7.750%, 6/15/21	90,000	86,850
SM Energy Co.
6.625%, 2/15/19	150,000	150,000
Southern Star Central Corp.
5.125%, 7/15/22§	120,000	121,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	95,000	99,750
5.500%, 8/15/22	120,000	114,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/1/21	155,000	163,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	205,000	207,562
Ultra Petroleum Corp.
6.125%, 10/1/24§	195,000	165,750
Whiting Petroleum Corp.
5.750%, 3/15/21	125,000	118,912

Total Energy		3,845,963

Financials (9.2%)
Consumer Finance (1.0%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	170,000	175,737
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	23,824
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	125,000	96,250

		295,811

Diversified Financial Services (4.6%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	375,000	232,500
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	175,000	152,250
DFC Finance Corp.
10.500%, 6/15/20§	209,000	154,660
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	90,000	90,225
Opal Acquisition, Inc.
8.875%, 12/15/21§	155,000	158,197
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	155,000	119,350
Speedy Group Holdings Corp.
12.000%, 11/15/17§	230,000	209,300
Stearns Holdings, Inc.
9.375%, 8/15/20§	235,000	230,887

		1,347,369

Insurance (1.4%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	120,000	127,500
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	100,000	98,250
HUB International Ltd.
7.875%, 10/1/21§	191,000	191,000

		416,750

Real Estate Management & Development (2.2%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	70,000	74,550
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	100,000	103,250
Mattamy Group Corp.
6.500%, 11/15/20§	180,000	175,050
Realogy Group LLC
7.625%, 1/15/20§	95,000	102,002
9.000%, 1/15/20§	80,000	87,400
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.250%, 12/1/21§	93,000	91,605

		633,857

Total Financials		2,693,787

Health Care (6.3%)
Health Care Equipment & Supplies (0.6%)
Immucor, Inc.
11.125%, 8/15/19	165,000	177,375

Health Care Providers & Services (2.6%)
Capella Healthcare, Inc.
9.250%, 7/1/17	150,000	156,375
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	85,000	90,278
HCA Holdings, Inc.
7.750%, 5/15/21	90,000	95,967
HCA, Inc.
5.000%, 3/15/24	75,000	80,063
7.690%, 6/15/25	36,000	39,240
Omnicare, Inc.
5.000%, 12/1/24	90,000	94,162
Tenet Healthcare Corp.
8.125%, 4/1/22	80,000	90,104

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
United Surgical Partners International, Inc.
9.000%, 4/1/20	$110,000	$117,293

		763,482

Pharmaceuticals (3.1%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	295,000	299,602
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	160,000	151,600
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	170,000	178,925
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	185,000	202,816
5.500%, 3/1/23(b)§	67,000	68,675

		901,618

Total Health Care		1,842,475

Industrials (17.9%)
Aerospace & Defense (2.0%)
Bombardier, Inc.
6.125%, 1/15/23§	145,000	137,025
DynCorp International, Inc.
10.375%, 7/1/17	315,000	283,500
KLX, Inc.
5.875%, 12/1/22§	64,000	63,040
TransDigm, Inc.
6.500%, 7/15/24	85,000	86,062

		569,627

Air Freight & Logistics (0.4%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	120,000	125,100

Building Products (0.8%)
NCI Building Systems, Inc.
8.250%, 1/15/23(b)§	50,000	50,875
Nortek, Inc.
8.500%, 4/15/21	180,000	191,250

		242,125

Commercial Services & Supplies (3.8%)
Acosta, Inc.
7.750%, 10/1/22§	100,000	101,000
Covanta Holding Corp.
5.875%, 3/1/24	80,000	82,200
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	295,000	302,021
Multi-Color Corp.
6.125%, 12/1/22§	69,000	69,776
Mustang Merger Corp.
8.500%, 8/15/21§	150,000	146,250
TransUnion Holding Co., Inc.
8.125%, 6/15/18	240,000	244,800
9.625%, 6/15/18 PIK	175,000	176,313

		1,122,360

Construction & Engineering (1.5%)
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	90,000	87,300
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	130,000	126,750
Modular Space Corp.
10.250%, 1/31/19§	80,000	56,000
Tutor Perini Corp.
7.625%, 11/1/18	175,000	181,125

		451,175

Electrical Equipment (0.8%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	215,000	223,063

Industrial Conglomerates (0.8%)
Sequa Corp.
7.000%, 12/15/17§	265,000	234,525

Machinery (2.0%)
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	85,000	83,300
Case New Holland Industrial, Inc.
7.875%, 12/1/17	80,000	88,080
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	51,000	54,634
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	115,000	119,887
Vander Intermediate Holding II Corp.
9.750%, 2/1/19 PIK§	100,000	98,500
Waterjet Holdings, Inc.
7.625%, 2/1/20§	145,000	148,988

		593,389

Road & Rail (1.3%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	175,000	179,375
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	190,000	189,525

		368,900

Trading Companies & Distributors (3.7%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	195,000	199,875
HD Supply, Inc.
11.500%, 7/15/20	200,000	228,500
Interline Brands, Inc.
10.000%, 11/15/18 PIK	156,000	163,410
International Lease Finance Corp.
8.625%, 1/15/22	170,000	215,475
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	150,000	145,875
Jurassic Holdings III, Inc.
6.875%, 2/15/21§	65,000	55,575
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.000%, 6/1/20§	78,000	77,610

		1,086,320

Transportation Infrastructure (0.8%)
Aguila 3 S.A.
7.875%, 1/31/18§	245,000	240,712

Total Industrials		5,257,296

Information Technology (9.6%)
Communications Equipment (0.2%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23(b)§	58,000	52,925

Electronic Equipment, Instruments & Components (0.9%)
Brightstar Corp.
7.250%, 8/1/18§	100,000	106,500
CPI International, Inc.
8.750%, 2/15/18	145,000	148,988

		255,488

Internet Software & Services (1.4%)
Equinix, Inc.
5.750%, 1/1/25	120,000	124,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
j2 Global, Inc.
8.000%, 8/1/20	$70,000	$75,600
Pacnet Ltd.
9.000%, 12/12/18§	205,000	224,475

		424,575

IT Services (0.5%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	140,000	138,950

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	190,000	180,500
Magnachip Semiconductor Corp.
6.875%, 7/15/21	100,000	91,250

		271,750

Software (5.4%)
Audatex North America, Inc.
6.000%, 6/15/21§	85,000	88,825
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	175,000	171,500
BMC Software Finance, Inc.
8.125%, 7/15/21§	190,000	166,022
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	305,000	250,100
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	235,000	236,175
Infor U.S., Inc.
11.500%, 7/15/18	65,000	70,850
9.375%, 4/1/19	150,000	161,625
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	205,000	205,000
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	230,000	243,800

		1,593,897

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.
6.375%, 12/15/23	85,000	88,825

Total Information Technology		2,826,410

Materials (11.2%)
Chemicals (2.4%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	105,000	105,525
Ineos Finance plc
7.500%, 5/1/20§	170,000	179,146
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	118,000	113,280
Rayonier AM Products, Inc.
5.500%, 6/1/24§	221,000	188,403
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	145,000	126,875

		713,229

Commercial Services & Supplies (0.5%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	140,000	142,100

Construction Materials (0.8%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	200,000	221,000

Containers & Packaging (1.5%)
BWAY Holding Co.
9.125%, 8/15/21§	270,000	271,350
Exopack Holding Corp.
10.000%, 6/1/18§	150,000	158,625

		429,975

Household Products (1.0%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.000%, 4/15/19	130,000	133,575
9.875%, 8/15/19	155,000	164,688

		298,263

Metals & Mining (5.0%)
ArcelorMittal S.A.
6.750%, 2/25/22	140,000	148,750
7.500%, 10/15/39	170,000	175,950
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	215,000	203,712
FMG Resources (August 2006) Pty Ltd.
8.250%, 11/1/19§	190,000	168,625
Global Brass and Copper, Inc.
9.500%, 6/1/19	195,000	208,162
HudBay Minerals, Inc.
9.500%, 10/1/20	145,000	141,013
JMC Steel Group, Inc.
8.250%, 3/15/18§	90,000	74,250
Prince Mineral Holding Corp.
12.500%, 12/15/19§	190,000	193,800
WireCo WorldGroup, Inc.
9.500%, 5/15/17	160,000	158,400

		1,472,662

Total Materials		3,277,229

Telecommunication Services (7.5%)
Diversified Telecommunication Services (3.4%)
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	90,000	94,275
Intelsat Luxembourg S.A.
8.125%, 6/1/23	210,000	211,848
Level 3 Communications, Inc.
5.750%, 12/1/22§	93,000	93,698
Level 3 Financing, Inc.
5.625%, 2/1/23(b)§	116,000	117,995
Sprint Capital Corp.
8.750%, 3/15/32	256,000	262,400
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	200,000	203,875

		984,091

Wireless Telecommunication Services (4.1%)
Altice Financing S.A.
6.625%, 2/15/23(b)§	200,000	200,000
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	208,550
Digicel Ltd.
8.250%, 9/1/17§	115,000	116,150
Sprint Corp.
7.125%, 6/15/24	315,000	305,550
T-Mobile USA, Inc.
6.500%, 1/15/24	165,000	170,775
6.375%, 3/1/25	205,000	211,150

		1,212,175

Total Telecommunication Services		2,196,266

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (1.8%)
Independent Power and Renewable Electricity Producers (1.8%)
AES Corp.
8.000%, 10/15/17	$100,000	$111,250
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.625%, 11/1/24§	200,000	206,750
PPL Energy Supply LLC
4.600%, 12/15/21	160,000	143,200
TerraForm Power Operating LLC
5.875%, 2/1/23(b)§	77,000	78,347

Total Utilities		539,547

Total Corporate Bonds		28,206,009

Total Long-Term Debt Securities (96.2%) (Cost $29,218,247)		28,206,009

Total Investments (96.2%) (Cost $29,218,247)		28,206,009
Other Assets Less Liabilities (3.8%)		1,125,048

Net Assets (100%)		$29,331,057

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2015, the market value of these securities amounted to $15,423,657 or 52.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security. At January 31, 2015, the market value of these securities amounted to $887,634 or 3.0% of net assets.

Glossary:

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Bermuda	2.6
Canada	4.8
Cayman Islands	1.1
Ireland	0.6
Liberia	0.7
Luxembourg	5.8
Netherlands	0.7
United Kingdom	0.6
United States	77.3
Cash and Other	3.8

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,422,442	$—	$4,422,442
Consumer Staples	—	1,304,594	—	1,304,594
Energy	—	3,845,963	—	3,845,963
Financials	—	2,693,787	—	2,693,787
Health Care	—	1,842,475	—	1,842,475
Industrials	—	5,257,296	—	5,257,296
Information Technology	—	2,826,410	—	2,826,410
Materials	—	3,277,229	—	3,277,229
Telecommunication Services	—	2,196,266	—	2,196,266
Utilities	—	539,547	—	539,547

Total Assets	$—	$28,206,009	$—	$28,206,009

Total Liabilities	$—	$—	$—	$—

Total	$—	$28,206,009	$—	$28,206,009

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2015.

Investment security transactions for the three months ended January 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,225,847
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,923,476

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,022
Aggregate gross unrealized depreciation	(1,096,260)

Net unrealized depreciation	$(1,012,238)

Federal income tax cost of investments	$29,218,247

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.9%)
Bridgestone Corp.	500	$20,008
Continental AG	70	15,867
Delphi Automotive plc	300	20,619
Denso Corp.	300	13,261
GKN plc	2,000	11,065
Magna International, Inc.	100	9,608

		90,428

Automobiles (1.0%)
Bayerische Motoren Werke (BMW) AG	200	23,357
Daimler AG (Registered)	200	18,177
Ford Motor Co.	1,800	26,478
Fuji Heavy Industries Ltd.	300	10,765
Harley-Davidson, Inc.	100	6,170
Suzuki Motor Corp.	200	6,332
Toyota Motor Corp.	100	6,438

		97,717

Distributors (0.3%)
Genuine Parts Co.	300	27,882

Hotels, Restaurants & Leisure (2.5%)
Compass Group plc	2,000	34,627
Las Vegas Sands Corp.	400	21,748
McDonald’s Corp.	800	73,952
Sands China Ltd.	1,200	5,804
Sodexo S.A.	100	9,949
Starbucks Corp.	500	43,765
Tatts Group Ltd.	2,200	6,585
Whitbread plc	200	15,056
Wynn Resorts Ltd.	100	14,795
Yum! Brands, Inc.	300	21,684

		247,965

Household Durables (0.1%)
Persimmon plc*	300	7,162

Leisure Products (0.1%)
Shimano, Inc.	100	13,208

Media (1.6%)
DIRECTV*	300	25,584
DISH Network Corp., Class A*	100	7,035
Omnicom Group, Inc.	200	14,560
Publicis Groupe S.A.	200	14,995
SES S.A.	400	14,586
Shaw Communications, Inc., Class B	600	13,854
Singapore Press Holdings Ltd.	2,000	6,098
Sky plc	600	8,375
Viacom, Inc., Class B	200	12,884
Walt Disney Co.	300	27,288
WPP plc	800	17,636

		162,895

Multiline Retail (0.3%)
Macy’s, Inc.	300	19,164
Next plc	160	17,409

		36,573

Specialty Retail (3.1%)
AutoZone, Inc.*	100	59,696
Bed Bath & Beyond, Inc.*	200	14,954
Hennes & Mauritz AB, Class B	500	20,552
Home Depot, Inc.	600	62,652
Inditex S.A.	1,000	29,498
Kingfisher plc	2,000	10,313
L Brands, Inc.	100	8,463
Nitori Holdings Co., Ltd.	100	5,656
O’Reilly Automotive, Inc.*	100	18,736
Ross Stores, Inc.	200	18,342
TJX Cos., Inc.	800	52,752
USS Co., Ltd.	300	4,704

		306,318

Textiles, Apparel & Luxury Goods (1.3%)
Burberry Group plc	400	10,404
Cie Financiere Richemont S.A. (Registered)	200	16,620
Hermes International	2	679
Luxottica Group S.p.A.	300	17,840
LVMH Moet Hennessy Louis Vuitton S.A.	80	12,917
NIKE, Inc., Class B	400	36,900
Swatch Group AG	30	11,950
VF Corp.	300	20,811

		128,121

Total Consumer Discretionary		1,118,269

Consumer Staples (18.6%)
Beverages (4.2%)
Anheuser-Busch InBev N.V.	400	48,824
Asahi Group Holdings Ltd.	500	16,318
Brown-Forman Corp., Class B	200	17,774
Coca-Cola Co.	2,100	86,457
Diageo plc	1,800	53,318
Dr. Pepper Snapple Group, Inc.	200	15,454
Heineken N.V.	200	14,913
Kirin Holdings Co., Ltd.	1,000	13,439
Monster Beverage Corp.*	100	11,695
PepsiCo, Inc.	900	84,402
Pernod-Ricard S.A.	200	24,020
SABMiller plc	600	32,690

		419,304

Food & Staples Retailing (2.9%)
Alimentation Couche-Tard, Inc., Class B	200	7,836
Costco Wholesale Corp.	500	71,495
CVS Health Corp.	200	19,632
Kroger Co.	400	27,620
Lawson, Inc.	100	6,534
Seven & i Holdings Co., Ltd.	600	21,976
Sysco Corp.	800	31,336
Wal-Mart Stores, Inc.	1,000	84,980
Woolworths Ltd.	600	14,755

		286,164

Food Products (4.4%)
Associated British Foods plc	200	9,304
ConAgra Foods, Inc.	300	10,629
General Mills, Inc.	900	47,232
Hershey Co.	300	30,663
J.M. Smucker Co.	100	10,315
Kellogg Co.	500	32,790
Kerry Group plc, Class A	300	21,753
McCormick & Co., Inc. (Non-Voting)	200	14,278
Mead Johnson Nutrition Co.	200	19,698
Mondelez International, Inc., Class A	1,800	63,432
Nestle S.A. (Registered)	1,000	76,597

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever N.V. (CVA)	1,200	$52,154
Unilever plc	1,200	52,870

		441,715

Household Products (3.5%)
Church & Dwight Co., Inc.	200	16,184
Clorox Co.	200	21,342
Colgate-Palmolive Co.	900	60,768
Henkel AG & Co. KGaA (Preference)(q)	300	34,426
Kimberly-Clark Corp.	500	53,980
Procter & Gamble Co.	1,200	101,148
Reckitt Benckiser Group plc	600	50,817
Unicharm Corp.	400	11,020

		349,685

Personal Products (0.9%)
Beiersdorf AG	100	8,788
Estee Lauder Cos., Inc., Class A	100	7,059
Kao Corp.	500	21,917
L’Oreal S.A.	270	48,272

		86,036

Tobacco (2.7%)
Altria Group, Inc.	1,600	84,960
British American Tobacco plc	900	50,670
Japan Tobacco, Inc.	400	10,868
Lorillard, Inc.	300	19,683
Philip Morris International, Inc.	800	64,192
Reynolds American, Inc.	500	33,975

		264,348

Total Consumer Staples		1,847,252

Energy (3.9%)
Energy Equipment & Services (0.2%)
Halliburton Co.	400	15,996

Oil, Gas & Consumable Fuels (3.7%)
Chevron Corp.	300	30,759
ConocoPhillips Co.	300	18,894
Eni S.p.A.	2,400	40,771
Exxon Mobil Corp.	1,000	87,420
Imperial Oil Ltd.	300	11,153
Royal Dutch Shell plc, Class A	1,600	49,002
Spectra Energy Corp.	1,100	36,784
Statoil ASA	900	15,009
Total S.A.	800	41,332
TransCanada Corp.	900	40,046

		371,170

Total Energy		387,166

Financials (14.5%)
Banks (6.1%)
Australia & New Zealand Banking Group Ltd.	600	15,309
Bank of Montreal	700	40,176
Bank of Nova Scotia	1,100	52,858
Bank of Yokohama Ltd.	2,000	10,788
Canadian Imperial Bank of Commerce	500	34,697
Commonwealth Bank of Australia	300	20,730
Danske Bank A/S	600	15,517
DBS Group Holdings Ltd.	1,000	14,565
Fukuoka Financial Group, Inc.	1,000	4,992
Hang Seng Bank Ltd.	900	15,740
HSBC Holdings plc	4,000	36,626
Mitsubishi UFJ Financial Group, Inc.	1,500	7,986
Mizuho Financial Group, Inc.	5,800	9,529
National Bank of Canada	600	20,875
Oversea-Chinese Banking Corp., Ltd.	1,000	7,663
Resona Holdings, Inc.	1,100	5,451
Royal Bank of Canada	1,000	56,457
Shizuoka Bank Ltd.	1,000	9,141
Sumitomo Mitsui Financial Group, Inc.	400	13,460
Svenska Handelsbanken AB, Class A	400	18,960
Swedbank AB, Class A	800	19,341
Toronto-Dominion Bank	1,500	59,731
U.S. Bancorp/Minnesota	1,200	50,292
United Overseas Bank Ltd.	1,000	17,090
Wells Fargo & Co.	900	46,728

		604,702

Capital Markets (0.8%)
Franklin Resources, Inc.	300	15,459
Northern Trust Corp.	200	13,076
T. Rowe Price Group, Inc.	200	15,744
UBS Group AG*	1,800	30,170

		74,449

Consumer Finance (0.6%)
American Express Co.	500	40,345
Discover Financial Services	400	21,752

		62,097

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	500	71,955
Deutsche Boerse AG	200	15,372
Hong Kong Exchanges and Clearing Ltd.	500	11,469
McGraw Hill Financial, Inc.	200	17,888
Moody’s Corp.	100	9,133
Singapore Exchange Ltd.	1,000	5,736

		131,553

Insurance (4.2%)
AIA Group Ltd.	3,000	17,361
Allstate Corp.	500	34,895
Aon plc	400	36,020
Arch Capital Group Ltd.	100	5,797
Chubb Corp.	300	29,370
Hannover Rueck SE	100	8,975
Insurance Australia Group Ltd.	2,400	11,884
Intact Financial Corp.	200	13,366
Legal & General Group plc	4,000	16,114
Marsh & McLennan Cos., Inc.	900	48,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	210	42,222
Progressive Corp.*	700	18,165
Prudential plc	1,200	29,190
Sampo Oyj, Class A	600	29,036
Suncorp Group Ltd.	300	3,413
Swiss Reinsurance AG	200	18,071
T&D Holdings, Inc.	400	4,512
Tokio Marine Holdings, Inc.	300	10,468
Travelers Cos., Inc.	400	41,128

		418,380

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	200	19,390
British Land Co. plc (REIT)	700	8,735
Dexus Property Group (REIT)	1,200	7,160

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Federation Centres (REIT)	300	$703
GPT Group (REIT)	2,100	7,354
Mirvac Group (REIT)	4,800	7,173
Novion Property Group (REIT)	3,400	6,107
Simon Property Group, Inc. (REIT)	200	39,732
Unibail-Rodamco SE (REIT)	50	14,085

		110,439

Real Estate Management & Development (0.4%)
Brookfield Asset Management, Inc., Class A	400	20,383
Daito Trust Construction Co., Ltd.	100	11,103
Lend Lease Group	300	3,874

		35,360

Total Financials		1,436,980

Health Care (14.8%)
Biotechnology (2.3%)
Actelion Ltd. (Registered)*	100	11,065
Amgen, Inc.	400	60,904
Biogen Idec, Inc.*	100	38,916
Celgene Corp.*	400	47,664
CSL Ltd.	200	13,622
Gilead Sciences, Inc.*	500	52,415

		224,586

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	500	35,155
Becton, Dickinson and Co.	300	41,424
Coloplast A/S, Class B	200	15,780
Essilor International S.A.	300	33,534
Medtronic plc	891	63,632
St. Jude Medical, Inc.	200	13,174
Stryker Corp.	300	27,315
Zimmer Holdings, Inc.	200	22,420

		252,434

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	400	33,276
Cigna Corp.	200	21,366
Fresenius SE & Co. KGaA	600	34,408
Henry Schein, Inc.*	200	27,614
McKesson Corp.	200	42,530
Ramsay Health Care Ltd.	100	4,601
Sonic Healthcare Ltd.	300	4,380
UnitedHealth Group, Inc.	400	42,500

		210,675

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.	100	12,521

Pharmaceuticals (7.8%)
AbbVie, Inc.	200	12,070
Astellas Pharma, Inc.	1,700	26,165
AstraZeneca plc	300	21,335
Bayer AG (Registered)	360	52,020
Bristol-Myers Squibb Co.	600	36,162
Daiichi Sankyo Co., Ltd.	800	11,591
Eli Lilly & Co.	1,100	79,200
GlaxoSmithKline plc	2,400	52,825
Johnson & Johnson	1,000	100,140
Merck & Co., Inc.	1,100	66,308
Novartis AG (Registered)	600	58,501
Novo Nordisk A/S, Class B	800	35,786
Otsuka Holdings Co., Ltd.	400	12,377
Pfizer, Inc.	3,100	96,875
Roche Holding AG	200	54,031
Sanofi S.A.	200	18,425
Shire plc	300	21,928
Teva Pharmaceutical Industries Ltd.	300	17,069

		772,808

Total Health Care		1,473,024

Industrials (13.7%)
Aerospace & Defense (3.4%)
Airbus Group N.V.	400	21,300
BAE Systems plc	2,000	15,253
Boeing Co.	300	43,611
General Dynamics Corp.	100	13,321
Honeywell International, Inc.	400	39,104
Lockheed Martin Corp.	300	56,511
Northrop Grumman Corp.	200	31,390
Precision Castparts Corp.	100	20,010
Raytheon Co.	300	30,015
Rockwell Collins, Inc.	100	8,562
Safran S.A.	200	13,340
Singapore Technologies Engineering Ltd.	2,000	4,958
United Technologies Corp.	400	45,912

		343,287

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	800	25,999
United Parcel Service, Inc., Class B	600	59,304
Yamato Holdings Co., Ltd.	100	2,264

		87,567

Building Products (0.5%)
Assa Abloy AB, Class B	400	21,828
Daikin Industries Ltd.	100	6,976
Geberit AG (Registered)	50	17,123

		45,927

Commercial Services & Supplies (0.4%)
Brambles Ltd.	1,000	8,191
Republic Services, Inc.	300	11,904
Secom Co., Ltd.	300	17,414

		37,509

Electrical Equipment (0.7%)
Emerson Electric Co.	400	22,776
Legrand S.A.	300	16,117
Mitsubishi Electric Corp.	1,000	11,574
Schneider Electric SE	200	15,069

		65,536

Industrial Conglomerates (1.8%)
3M Co.	400	64,920
Danaher Corp.	300	24,714
Hutchison Whampoa Ltd.	1,000	13,161
Keppel Corp., Ltd.	1,000	6,419
Roper Industries, Inc.	200	30,868
Siemens AG (Registered)	300	31,510
Smiths Group plc	400	6,770

		178,362

Machinery (1.8%)
Atlas Copco AB, Class A	700	20,713
Caterpillar, Inc.	300	23,991
Cummins, Inc.	200	27,892
Deere & Co.	300	25,557
FANUC Corp.	100	16,794
Komatsu Ltd.	500	9,832
Kone Oyj, Class B	300	13,507
Kubota Corp.	1,000	14,849

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	100	$4,440
SMC Corp.	100	26,847

		184,422

Professional Services (0.6%)
Adecco S.A. (Registered)*	200	14,971
Capita plc	500	8,406
Equifax, Inc.	100	8,446
Experian plc	1,000	17,640
SGS S.A. (Registered)	7	13,298

		62,761

Road & Rail (2.4%)
Aurizon Holdings Ltd.	3,100	11,847
Canadian National Railway Co.	900	59,296
Central Japan Railway Co.	100	17,144
ComfortDelGro Corp., Ltd.	3,000	6,357
East Japan Railway Co.	200	15,452
Hankyu Hanshin Holdings, Inc.	1,000	5,557
Keio Corp.	1,000	8,128
MTR Corp., Ltd.	2,500	11,062
Nagoya Railroad Co., Ltd.	1,000	3,926
Odakyu Electric Railway Co., Ltd.	1,000	9,728
Tobu Railway Co., Ltd.	2,000	9,594
Union Pacific Corp.	600	70,326
West Japan Railway Co.	200	10,289

		238,706

Trading Companies & Distributors (1.1%)
Brenntag AG	200	10,918
Bunzl plc	600	17,116
Fastenal Co.	200	8,880
ITOCHU Corp.	1,600	16,233
Marubeni Corp.	2,000	11,037
Mitsubishi Corp.	100	1,746
Mitsui & Co., Ltd.	100	1,269
Toyota Tsusho Corp.	300	7,118
W.W. Grainger, Inc.	100	23,584
Wolseley plc	200	11,612

		109,513

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	700	13,708

Total Industrials		1,367,298

Information Technology (7.8%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	1,100	29,002
QUALCOMM, Inc.	500	31,230

		60,232

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	200	10,742
Hoya Corp.	300	11,620
Omron Corp.	200	7,988

		30,350

Internet Software & Services (0.3%)
Google, Inc., Class A*	60	32,253
Yahoo! Japan Corp.	400	1,349

		33,602

IT Services (2.9%)
Accenture plc, Class A	300	25,209
Amadeus IT Holding S.A., Class A	400	16,032
Automatic Data Processing, Inc.	700	57,771
Cognizant Technology Solutions Corp., Class A*	400	21,652
Computershare Ltd.	100	899
Fiserv, Inc.*	300	21,759
International Business Machines Corp.	400	61,324
MasterCard, Inc., Class A	500	41,015
Paychex, Inc.	400	18,104
Visa, Inc., Class A	100	25,491

		289,256

Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings plc	1,200	18,725
ASML Holding N.V.	200	20,997
Avago Technologies Ltd.	200	20,576
Intel Corp.	400	13,216
Texas Instruments, Inc.	200	10,690

		84,204

Software (1.9%)
Dassault Systemes S.A.	200	12,371
Intuit, Inc.	400	34,728
Microsoft Corp.	1,400	56,560
Oracle Corp.	1,000	41,890
Sage Group plc	1,000	7,209
SAP SE	600	39,232

		191,990

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	600	70,296
Western Digital Corp.	200	19,446

		89,742

Total Information Technology		779,376

Materials (4.5%)
Chemicals (4.1%)
Air Liquide S.A.	300	37,910
Asahi Kasei Corp.	2,000	19,825
BASF SE	100	8,979
E.I. du Pont de Nemours & Co.	600	42,726
Ecolab, Inc.	400	41,508
Givaudan S.A. (Registered)*	9	16,440
International Flavors & Fragrances, Inc.	100	10,611
Johnson Matthey plc	200	9,808
Linde AG	140	26,876
Monsanto Co.	300	35,394
Novozymes A/S, Class B	400	18,247
PPG Industries, Inc.	100	22,288
Praxair, Inc.	400	48,236
Sherwin-Williams Co.	100	27,127
Shin-Etsu Chemical Co., Ltd.	200	13,248
Syngenta AG (Registered)	50	16,273
Toray Industries, Inc.	1,000	8,522

		404,018

Containers & Packaging (0.2%)
Amcor Ltd.	1,500	14,813
Ball Corp.	100	6,333

		21,146

Metals & Mining (0.2%)
BHP Billiton Ltd.	400	9,249
Rio Tinto Ltd.	200	8,874

		18,123

Total Materials		443,287

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,300	42,796
BCE, Inc.	400	18,371
BT Group plc	4,000	25,143

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	300	$17,811
Singapore Telecommunications Ltd.	7,000	21,075
Swisscom AG (Registered)	30	17,617
Telenor ASA	900	19,299
TeliaSonera AB	3,000	18,483
Telstra Corp., Ltd.	3,400	17,144
TELUS Corp.	200	6,861
Verizon Communications, Inc.	700	31,997

		236,597

Wireless Telecommunication Services (0.6%)
KDDI Corp.	200	14,111
NTT DOCOMO, Inc.	1,400	23,689
Rogers Communications, Inc., Class B	400	14,222
SoftBank Corp.	100	5,865

		57,887

Total Telecommunication Services		294,484

Utilities (6.2%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	400	25,124
CLP Holdings Ltd.	2,500	22,240
Duke Energy Corp.	400	34,856
Edison International	200	13,630
NextEra Energy, Inc.	300	32,772
Northeast Utilities	200	11,116
Power Assets Holdings Ltd.	1,000	10,451
PPL Corp.	600	21,300
Southern Co.	1,200	60,864
SSE plc	1,200	29,058
Terna Rete Elettrica Nazionale S.p.A.	3,000	13,123
Xcel Energy, Inc.	500	18,765

		293,299

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	2,000	4,573
Osaka Gas Co., Ltd.	3,000	11,837
Snam S.p.A.	3,000	14,647
Tokyo Gas Co., Ltd.	3,000	17,898

		48,955

Multi-Utilities (2.4%)
AGL Energy Ltd.	700	7,708
CMS Energy Corp.	200	7,546
Consolidated Edison, Inc.	400	27,712
Dominion Resources, Inc.	700	53,823
DTE Energy Co.	300	26,898
National Grid plc	3,000	42,193
NiSource, Inc.	300	12,978
PG&E Corp.	200	11,762
Sempra Energy	300	33,576
Wisconsin Energy Corp.	300	16,731

		240,927

Water Utilities (0.3%)
American Water Works Co., Inc.	200	11,228
Severn Trent plc	300	9,719
United Utilities Group plc	600	9,270

		30,217

Total Utilities		613,398

Total Investments (98.2%) (Cost $9,830,579)		9,760,534
Other Assets Less Liabilities (1.8%)		177,507

Net Assets (100%)		$9,938,041

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Belgium	0.5
Bermuda	0.0 #
Canada	4.8
Denmark	0.9
Finland	0.4
France	3.4
Germany	4.0
Hong Kong	1.1
Ireland	1.5
Israel	0.2
Italy	0.9
Japan	7.1
Luxembourg	0.1
Macau	0.1
Netherlands	0.8
Norway	0.3
Singapore	1.1
Spain	0.6
Sweden	1.2
Switzerland	3.9
United Kingdom	8.7
United States	54.6
Cash and Other	1.8

100.0%

# Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$680,376	$437,893	$—	$1,118,269
Consumer Staples	1,151,009	696,243	—	1,847,252
Energy	241,052	146,114	—	387,166
Financials	873,805	563,175	—	1,436,980
Health Care	973,581	499,443	—	1,473,024
Industrials	750,894	616,404	—	1,367,298
Information Technology	642,954	136,422	—	779,376
Materials	234,223	209,064	—	443,287
Telecommunication Services	114,247	180,237	—	294,484
Utilities	420,681	192,717	—	613,398

Total Assets	$6,082,822	$3,677,712	$—	$9,760,534

Total Liabilities	$—	$—	$—	$—

Total	$6,082,822	$3,677,712	$—	$9,760,534

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2015.

Investment security transactions for the three months ended January 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,407,949
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$567,354

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,537
Aggregate gross unrealized depreciation	(368,582)

Net unrealized depreciation	$(70,045)

Federal income tax cost of investments	$9,830,579

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the 1290 Funds’ ( the “Trust”) Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Funds. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2015, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value the particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and sub-advisers (each a “Sub-Adviser”) for the fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2015 (Unaudited)

announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Fund NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on January 31, 2015 are as follows:

Funds:	Market Value:	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value Fund	$333,889	13.65%
1290 SmartBeta Equity Fund	3,677,713	37.68

For more information on a Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 18, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
March 18, 2015